Debt	9 Months Ended
Mar. 28, 2025
Debt Disclosure [Abstract]
Debt
Note 8. Debt
Loan Agreement
Debt consisted of the following:

March 28, 2025
(in millions)
Variable interest rate Term Loan Facility maturing 2032	$2,000
$1.5B Revolving Credit Facility maturing 2030	—

Total Debt	2,000
Unamortized Issuance Costs	53

Subtotal	1,947
Less: current portion of long-term debt	20

Long term debt	$1,927

On February 21, 2025, the Company entered into a Loan Agreement (the “Loan Agreement”) by and among the Company, the lenders party thereto, JPMorgan Chase Bank, N.A., as administrative agent and collateral agent and the other parties party thereto. The Loan Agreement comprises a term loan B facility in the principal amount of $2 billion (the “Term Loan Facility”) and a revolving credit facility in the principal amount of $1.5 billion (the “Revolving Credit Facility” and together with the Term Loan Facility, the “Facilities”).

The obligations under the Loan Agreement are guaranteed by the Company’s wholly-owned subsidiary, Sandisk Technologies, Inc. (“SDT”), and are required to be guaranteed by any of the Company’s future material U.S. wholly-owned subsidiaries, subject to certain exceptions outlined in the Loan Agreement. The obligations under the Loan Agreement are secured by the Company’s assets and SDT’s assets and are required to be secured by the assets of any of the Company’s future material U.S. wholly-owned subsidiaries, subject, in each case, to certain exceptions outlined in the Loan Agreement.
The Loan Agreement includes certain restrictions (subject to certain exceptions outlined in the Loan Agreement) on the ability of the Company and its subsidiaries to undertake certain activities, including to incur indebtedness and liens, merge or consolidate with other entities, dispose or transfer their assets, pay dividends or make distributions, make investments, make payments on junior or subordinated debt, enter into burdensome agreements or transact with affiliates. The Loan Agreement also includes a financial covenant, which is solely for the benefit of the lenders under the Revolving Credit Facility, that requires the Company to maintain a maximum Leverage Ratio (as defined in the Loan Agreement).
On February 21, 2025, the Company borrowed $2 billion under its Term Loan Facility. The Company used a portion of the proceeds of the borrowing to make a net distribution payment of $1.5 billion to WDC, with the remainder to be used for general corporate purposes of the Company. The Revolving Credit Facility may be borrowed by the Company from time to time for general corporate purposes.
In connection with the Loan Agreement, the Company and SDT entered into a security agreement to secure the obligations under the Facilities on a first-priority basis (subject to permitted liens) by a lien on substantially all the assets and properties of the Company and SDT, subject to certain exceptions.
In connection with the Loan Agreement, the Company (solely with respect to obligations of any additional Borrower under the Loan Agreement) and SDT entered into a guaranty agreement to secure and unconditionally guarantee the obligations under the Loan Agreement, respectively, in each case, subject to certain exceptions.
Term Loan Facility
The Term Loan Facility bears interest, at the Company’s option, at (x) the Adjusted Term SOFR Rate (as defined in the Loan Agreement) plus an interest rate margin of 3.00% per annum or (y) a base rate plus an interest rate margin of 2.00% per annum.
The outstanding principal balance of the Term Loan Facility is required to be repaid in quarterly installments beginning on June 27, 2025, in an aggregate amount equal to 0.25% of the aggregate principal amount of the Term Loan Facility and a final payment comprised of all principal and interest due and payable at maturity on February 20, 2032.
In connection with the issuance of the Term Loan Facility, the Company recognized issuance costs of $54 million, which will be amortized to Interest expense over the life of the facility.
Revolving Credit Facility
Borrowings under the Revolving Credit Facility, for U.S. dollar borrowings, will bear interest, at the Company’s option, at (x) the Adjusted Term SOFR Rate (as defined in the Loan Agreement), which rate includes a credit spread adjustment of 0.10%, plus an interest rate margin of 2.00% per annum (subject to step-ups
based on the Company’s Leverage Ratio (as defined in the Loan Agreement)), or (y) a base rate plus an interest rate margin of 1.00% per annum (subject to
step-ups
based on the Company’s Leverage Ratio (as defined in the Loan Agreement)). The Company will pay a commitment fee of 0.30% per annum (subject to step-ups
based on the Company’s Leverage Ratio (as defined in the Loan Agreement)) in respect of undrawn revolving commitments under the Revolving Credit Facility. The Revolving Credit Facility will also provide for borrowings in Euros, Yen, and additional currencies agreed to by the lenders under the Revolving Credit Facility. The Revolving Credit Facility will mature on February 21, 2030, at which time the commitments thereunder shall be terminated and will not have any amortization.
In connection with the issuance of the Revolving Credit Facility, the Company recognized deferred costs, classified as Other non-current
assets of $8 million, which will be amortized to Interest expense over the life of the facility.
The Loan Agreement also includes a financial covenant, which is solely for the benefit of the lenders under the Revolving Credit Facility, that requires the Company to maintain a maximum Leverage Ratio (as defined in the Loan Agreement). As of March 28, 2025, the Company was in compliance with the financial covenant.

As of March 28, 2025, the Company had no outstanding standby letters of credit, and the available capacity under the Revolving Credit Facility was $1.5 billion.